Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

22. LEASES

All leases are accounted for by recognizing a right-of-use asset and a lease liability except for:

●	Leases of low value assets; and

●	Leases with a duration of 12 months or less.

The Group has leases for its offices. Each lease is reflected on the balance sheet as a right-of-use asset and a lease liability. The Group does not have leases of low value assets. Variable lease payments which do not depend on an index or a rate (such as lease payments based on a percentage of Group sales) are excluded from the initial measurement of the lease liability and asset. The Group classifies its right-of-use assets in a consistent manner to its property, plant and equipment.

For leases over office buildings and factory premises the Group must keep those properties in a good state of repair and return the properties in their original condition at the end of the lease.

During the course of 2022, the Group entered into a new lease agreement for its London office. Any leases that have a term shorter than 12 months the Group has applied the exemption allowed by paragraph 5a in IFRS16 in respect of short – term leases.

Right-of-use assets	31 Dec 2023	31 Dec 2022
	$000	$000
At 1 January	372	448
Depreciation	(104)	(50)
Disposal of lease	-	-
Exchange differences	15	(26)
	283	372

Lease Liabilities	31 Dec 2023	31 Dec 2022
	$000	$000
At 1 January	365	448
Interest expense	10	6
Lease payments	(119)	(61)
Exchange differences	(9)	(28)
	247	365

Lease liabilities are presented in the consolidated statement of financial; position as follows:

	31 Dec 2023	31 Dec 2022
	$000	$000
Current	138	122
Non-current	109	243
	247	365

The lease liabilities are secured by the related underlying assets. Future minimum lease payments as of 31 December 2023 were as follows:

	Minimum lease payment due
	Within 1 year	1-2 years	2-5 years	Over 5 years	Total
Lease payments	148	111	-	-	259
Finance Charges	(10)	(2)	-	-	(12)
Net Present Values	138	109	-	-	247